LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of supplemental information related to operating leases

	Note	As of December 31,
		2022	2023

Operating lease right-of-use assets, gross		5,633,946	5,516,880
Less: Impairment losses	2(o)	—	(80,592)
Operating lease right-of-use assets, net		5,633,946	5,436,288
Operating lease liabilities, current		175,749	180,403
Operating lease liabilities, non-current		1,617,986	1,395,981

Schedule of of lease cost

	Years ended December 31,
	2021	2022	2023

Finance lease cost:
- Amortization of right-of-use assets	546,437	619,675	587,813
- Interest on lease liabilities	592,835	632,183	613,909
Operating lease cost	313,752	402,514	406,620
Short-term lease cost	23,715	44,873	54,590
Variable lease cost (Note)	(786)	(47,729)	(4,835)

Total lease cost	1,475,953	1,651,516	1,658,097

Note: During the years ended December 31, 2022, the Company was granted lease concessions of RMB45,291 by certain landlords due to the effects of the COVID-19 pandemic. The lease concessions were primarily in the form of rent reduction. Such concessions were recognized as variable lease cost (credit) in the period when the concession was granted. In addition, the Company recognized variable lease cost (credit) of RMB786, RMB2,438 and RMB4,835 in the years ended December 31, 2021, 2022 and 2023, respectively, for certain finance lease and other financing obligations with floating interest rate.

Schedule of supplemental cash flow information related to leases

	Years ended December 31,
	2021	2022	2023

Cash paid for amounts included in measurement of lease liabilities (Note):
- Operating cash flows from finance leases	(591,189)	(532,323)	(501,090)
- Operating cash flows from operating leases	(236,589)	(244,643)	(283,085)
- Financing cash flows from finance leases	(265,481)	(1,138,542)	(986,888)

Non-cash information on lease liabilities arising from obtaining ROU assets:
- Finance leases	25,731	264,958	16,772
- Operating leases	368,069	151,709	28,307

Non-cash information on lease liabilities and ROU assets derecognized for termination of leases:
- Finance leases	—	524,180	237,330
- Operating leases	—	286,774	48,610

Gain on early termination of leases:
- Finance leases	—	33,453	39,350
- Operating leases	—	10,445	5,412

Note: The above table does not include cash paid for purchase of land use rights and initial direct costs of leases of RMB875,162, RMB760,610 and RMB15,900 in the years ended December 31, 2021, 2022 and 2023, respectively, which are included in “Payments for purchase of property and equipment and land use rights” in the consolidated statements of cash flows.

The financing cash flows from finance leases include the payment of principal due to early termination of certain financing arrangements for data center equipment.

Schedule of weighted average remaining lease term and weighted average discount rate for leases

	As of December 31,
	2022	2023

Weighted average remaining lease term:
- Finance leases	13.8	12.7
- Operating leases	12.8	12.0

Weighted average discount rate:
- Finance leases	6.68%	6.56%
- Operating leases	5.89%	6.16%

Schedule of maturities of lease liabilities

	As of December 31, 2022					As of December 31, 2023
			Total of					Total of
			finance lease					finance lease
		Other	and other	Operating			Other	and other	Operating
	Finance lease	financing	financing	lease		Finance lease	financing	financing	lease
	obligations	obligations	obligations	obligations	Total	obligations	obligations	obligations	obligations	Total
Within 1 year	670,992	330,773	1,001,765	272,796	1,274,561	643,795	354,878	998,673	268,687	1,267,360
After 1 year but within 2 years	666,487	1,373,214	2,039,701	250,716	2,290,417	671,956	1,336,491	2,008,447	204,305	2,212,752
After 2 years but within 3 years	708,642	450,691	1,159,333	206,489	1,365,822	694,746	336,372	1,031,118	162,294	1,193,412
After 3 years but within 4 years	729,283	428,175	1,157,458	169,014	1,326,472	717,691	324,909	1,042,600	145,663	1,188,263
After 4 years but within 5 years	753,410	407,211	1,160,621	151,160	1,311,781	668,301	116,544	784,845	149,581	934,426
After 5 years	6,768,112	209,784	6,977,896	1,582,879	8,560,775	5,718,509	153,720	5,872,229	1,351,565	7,223,794
Total	10,296,926	3,199,848	13,496,774	2,633,054	16,129,828	9,114,998	2,622,914	11,737,912	2,282,095	14,020,007

Less: total future interest	(3,694,302)	(421,227)	(4,115,529)	(839,319)	(4,954,848)	(3,070,979)	(224,901)	(3,295,880)	(705,711)	(4,001,591)
Less: estimated construction costs	—	(11,124)	(11,124)	—	(11,124)	—	—	—	—	—

Present value of lease and other financing obligations	6,602,624	2,767,497	9,370,121	1,793,735	11,163,856	6,044,019	2,398,013	8,442,032	1,576,384	10,018,416
Including:
- Current portion			453,855	175,749	629,604			547,847	180,403	728,250
- Non-current portion			8,916,266	1,617,986	10,534,252			7,894,185	1,395,981	9,290,166

Schedule of assets to secure lease and other financing obligations

	As of December 31,
	2022	2023

Accounts receivable	145,764	69,264
Property and equipment, net	1,372,568	1,422,563
Operating lease ROU assets	—	19,113
	1,518,332	1,510,940